Consolidated Statement of Cashflows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (327,065)	$ (1,124)	$ (268,604)	$ 30,243
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,188	1,061	1,414	523
Amortization of debt discount	3,654
PPP Loan forgiveness		(22,532)	(22,532)
Changes in operating assets and liabilities:
Accounts receivable	(3,558)	(69,731)	(30,854)	(1,770)
Right-of-use asset	(114,460)
Other current assets	(25,817)	17,562	16,915	36,098
Other asset	(3,000)
Accounts payable and accrued liabilities	12,002	18,553	102,265	380
Deferred revenue	5,908		63,009	(114,602)
Right-of-use liabilities	115,310
Net cash (used in) operating activities	(334,838)	(56,211)	(138,387)	(49,128)
Cash flows from investing activities:
Purchase of fixed assets				(9,900)
Net cash (used in) provided by investing activities				(9,900)
Cash flows from financing activities:
Proceeds from notes payables	112,500
Proceeds from SBA PPP loan				22,532
Proceeds from SBA EIDL loan	100	314,700	314,700	130,600
Shareholders distributions	616	(7,293)	(7,322)	(35,644)
Borrowings in debt	29,282
Principal payments on debt	(4,227)
Net cash provided by financing activities	138,271	307,407	307,378	117,488
Net change in cash	(196,567)	251,196	168,991	58,460
Cash, beginning of period	227,932	58,941	58,941	481
Cash, end of period	31,365	310,137	227,932	58,941
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	16,078	38
Cash paid for taxes